SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at January 1, 2016	875,250
Granted	201,000
Exercised	(325,090)
Forfeited	(158,584)
Outstanding at December 31, 2016	592,576	875,250
Vested and expected to vest at December 31, 2016	546,576
Exercisable at December 31, 2016	58,576
Weighted-average exercise price
Outstanding at January 1, 2016	$ 4.45
Granted	4.97
Exercised	4.27
Forfeited	4.92
Outstanding at December 31, 2016	4.6	$ 4.45
Vested and expected to vest at December 31, 2016	4.58
Exercisable at December 31, 2016	$ 4.05
Weighted-average remaining contractual life
Outstanding	52 months 3 days	40 months
Granted	63 months 27 days
Vested and expected to vest at December 31, 2015	51 months 12 days
Exercisable at December 31, 2016	9 months 25 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2016	$ 59
Granted	19
Outstanding at December 31, 2016	277	$ 59
Vested and expected to vest at December 31, 2016	239
Exercisable at December 31, 2016	$ 60